                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-4165
                                   ---------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
--------------------------------------------------------------------------------
        (Address of principal executive offices)        (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:            09-30
                              --------------------------------------------------

Date of reporting period:           03-31-2008
                              --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
MARCH 31, 2008

[american century investments logo and text logo®]

AMERICAN CENTURY INVESTMENTS

TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the semiannual report for the American Century®
Target Maturities Trust funds for the six months ended March 31, 2008. We also recommend our website, americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information about portfolio strategy, personal finance, government policy, and the markets.

As noted on the website, 2008 marks our 50th year. Since 1958, we've worked for you with integrity, always striving to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous recessionary cycles. As we've crossed those hurdles and earned your trust, our assets under management have grown to close to $100 billion, putting us in the top 5% of our industry. This growth has given us the resources to offer a wide array of financial products and services, including a well-diversified line-up of portfolios that provide you with many choices in these turbulent times.

Our investment discipline and integrity are important features of our portfolios. For example, our fixed-income investment team anticipated the current credit squeeze. Instead of chasing higher yields and adding leveraged exposure as the credit bubble inflated, the team minimized our portfolios'
direct exposure to subprime-related debt, preserving investors' hard-earned capital. The team also positioned the portfolios to capitalize on opportunities, including attractive high-quality securities discarded by investors with liquidity needs.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      Zero-Coupon Treasury Total Returns . . . . . . . . . . . . . . . . .      2

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     42
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     43

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed-Income

TREASURIES SOARED ON RECESSION FEARS

Treasuries rallied during the six months ended March 31, 2008, as U.S.
economic growth slowed to recessionary levels. After expanding at an annualized pace of 4.9% in the third quarter of 2007, the GDP growth rate plummeted to just 0.6% in the fourth quarter. Expectations for first-quarter
2008 GDP growth were similarly dismal.

The yield on the two-year nominal Treasury note plunged 240 basis points (2.4 percentage points; one basis point equals 0.01 percentage point), from 3.99%
to 1.59% during the period. The 10- and 30-year Treasury yields shed 118 basis points and 55 basis points to 3.41% and 4.29%, respectively. The spread, or difference in yield, between two- and 10-year Treasuries widened from 60 basis points at the beginning of the period to 182 basis points at the end, reflecting a steeper yield curve.

CREDIT CRUNCH SWEPT THROUGH MARKETS

The Treasury market rallied even as a weakening dollar and soaring commodity prices raised inflation pressures. Helping to sustain the rally in the face of inflation fears was flight-to-quality demand caused by a full-blown credit crunch, in which even high-quality borrowers couldn't access capital at reasonable prices.

The Federal Reserve (the "Fed") remained vigilant in its efforts to stimulate economic growth, inject liquidity and restore confidence in the U.S. financial system. The Fed slashed the fed funds target rate by 250 basis points during the period, to 2.25%. In March, following the near-collapse of Bear Stearns, the Fed took extraordinary measures to stabilize the financial markets by offering short-term financing to broker/dealers.

INVESTORS FLED TO SAFETY

Focusing on credit quality and avoiding subprime and other troubled credits were critical to investment results, as evidenced by the outperformance of
Treasuries. Within the Treasury market, maintaining a longer duration, or sensitivity to interest rate movements, helped. Treasury zero-coupon bonds, which have a higher degree of interest-rate sensitivity than coupon-paying bonds of similar maturities, performed well in the period's declining rate environment.

Zero-Coupon Treasury Total Returns
For the six months ended March 31, 2008*
11/15/10 STRIPS Issue                  8.39%
11/15/15 STRIPS Issue                 12.76%
11/15/20 STRIPS Issue                 10.80%
11/15/25 STRIPS Issue                 10.03%

*Total returns for periods less than one year are not annualized.

------

PERFORMANCE
Target 2010

Total Returns as of March 31, 2008
                                             Average Annual Returns
                                                    10        Since     Inception
                      6 months(1)  1 year  5 years  years   Inception      Date

INVESTOR CLASS           7.42%     11.08%   4.38%   6.69%     11.80%     3/25/85

11/15/10
STRIPS ISSUE             8.39%     12.36%   4.77%   7.28%   12.88%(2)       --

MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN
INDEX(3)                10.09%     13.29%   6.21%   7.43%   10.17%(2)       --

Advisor Class            7.28%     10.80%   4.12%     --      5.53%      10/20/98

(1) Total returns for periods less than one year are not annualized.

(2) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made March 31, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2010

Lead Portfolio Managers: Seth Plunkett and Bob Gahagan
Macro Strategy Team Representative: Bob Gahagan

PERFORMANCE SUMMARY

Target 2010 returned 7.42%* for the six months ended March 31, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2010, returned 8.39%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio's return reflected the high-quality bias of the bond market during the reporting period. Our allocation to non-Treasury securities contributed to the performance lag relative to the benchmark. Treasury securities performed well, while other fixed-income sectors struggled with volatility and credit-related concerns. Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes gave the
Treasury zero-coupon market a boost. The portfolio and its benchmark posted six-month returns that were higher than their 10-year average annual returns.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2010 invests --
primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped" and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or the difference in yield between government agency, or spread, securities and Treasury STRIPS. We do this by purchasing and selling government agency securities according to their trading relationships with Treasury STRIPS. These spreads widened during the six-month period, and as a result, the fund's government agency securities detracted from performance.

The flow of investor cash into the portfolio remained robust, particularly in the second half of the reporting period, requiring us to purchase Treasury securities in a rallying market. But these cash flows also enabled us to take advantage of the spread widening, which pushed prices lower on non-Treasury securities. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening
-- and higher prices. By prospectus mandate, we can invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of March was approximately 16%.

Portfolio at a Glance
                                               As of 3/31/08      As of 9/30/07

Anticipated Growth Rate (Investor Class)           1.23%              3.48%
Weighted Average Maturity Date                    8/28/10             9/7/10
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                               $105.35            $105.39

(1) See graph on page 5.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Target 2010

We monitored the relationship between principal (which represent the principal payments of stripped bonds) and coupon zeros (representing the interest payments of stripped bonds). Late in the reporting period, we slightly reduced the portfolio's exposure to principal zeros, taking profits on their modest price gains relative to coupon zeros.

OUTLOOK

Target 2010 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. For example, throughout the reporting period, the Fund's anticipated value at maturity (AVM) remained steady, falling only $0.04. The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/de-leveraging process now occurring in the financial markets is healthy and necessary, but rarely orderly, likely leading to more volatility.
We expect this environment to continue to favor the Treasury sector. We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in the Portfolio
                                           % of net assets as    % of net assets
                                               of 3/31/08         as of 9/30/07

Treasury STRIPS                                   56.6%               54.8%
REFCORP STRIPS                                    18.8%               21.1%
CATS                                              5.5%                 6.3%
Other Treasurys                                   3.1%                 2.7%
TOTAL TREASURYS & EQUIVALENTS                     84.0%               84.9%
Govt. Agency STRIPS                               9.8%                11.5%
Other Govt. Agencys                               6.0%                 2.3%
TOTAL GOVT. AGENCYS                               15.8%               13.8%
Temporary Cash Investments                        0.3%                 0.6%
Other Assets and Liabilities                     (0.1)%                0.7%

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

SCHEDULE OF INVESTMENTS
Target 2010

MARCH 31, 2008 (UNAUDITED)

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 84.0%

   $ 1,000,000  STRIPS - COUPON, 3.44%, 5/15/09                          $ 983,369
        59,000  TIGR, 3.77%, 5/15/09                                        57,858
     5,106,000  TR, 3.93%, 5/15/09                                       5,007,127
    16,367,000  CATS, 4.98%, 8/15/09                                    15,967,285
     1,440,000  Federal Judiciary, 3.52%, 8/15/09                        1,405,787
       500,000  STRIPS - COUPON, 3.47%, 8/15/09                            489,451
       149,500  TIGR, 2.95%, 8/15/09                                        89,752
        13,000  TIGR, 2.95%, 8/15/09                                         7,805
     3,000,000  AID (Israel), 2.77%, 9/15/09                             2,925,294
       534,000  REFCORP STRIPS - COUPON, 3.65%, 10/15/09                   521,222
     1,417,000  CATS, 6.14%, 11/15/09                                    1,376,180
     3,000,000  STRIPS - COUPON, 4.94%, 11/15/09                         2,925,321
     8,000,000  STRIPS - PRINCIPAL, 4.47%, 11/15/09                      7,788,312
    19,500,000  STRIPS - PRINCIPAL, 5.15%, 11/15/09                     18,991,635
       715,000  REFCORP STRIPS - COUPON, 3.63%, 1/15/10                    695,315
     6,000,000  STRIPS - COUPON, 2.39%, 2/15/10                          5,830,122
     8,000,000  STRIPS - PRINCIPAL, 4.43%, 2/15/10                       7,761,952
    13,000,000  STRIPS - PRINCIPAL, 4.58%, 2/15/10                      12,613,172
     1,228,000  REFCORP STRIPS - COUPON, 7.16%, 4/15/10                  1,187,949
    19,287,000  STRIPS - COUPON, 3.14%, 5/15/10                         18,625,996
     2,500,000  STRIPS - PRINCIPAL, 4.02%, 5/15/10                       2,419,918
       577,000  STRIPS - COUPON, 9.24%, 8/15/10                            555,071
    11,500,000  STRIPS - PRINCIPAL, 3.29%, 8/15/10                      11,075,972
     9,500,000  STRIPS - PRINCIPAL, 4.78%, 8/15/10                       9,149,716
     3,136,000  REFCORP STRIPS - COUPON, 6.53%, 10/15/10                 3,004,592
     9,339,000  STRIPS - COUPON, 5.83%, 11/15/10                         8,935,835
    12,000,000  STRIPS - PRINCIPAL, 4.45%, 11/15/10                     11,499,888
    19,361,000  REFCORP STRIPS - COUPON, 6.28%, 1/15/11                 18,385,419

Principal Amount                                                             Value

     $ 507,000  Federal Judiciary, 4.38%, 2/15/11                        $ 477,202
    12,810,000  STRIPS - COUPON, 2.93%, 2/15/11                         12,125,882
    22,000,000  STRIPS - PRINCIPAL, 4.52%, 2/15/11                      20,949,940
     1,850,000  REFCORP STRIPS - COUPON, 8.14%, 4/15/11                  1,748,374
     2,500,000  STRIPS - COUPON, 6.65%, 5/15/11                          2,363,238
     7,138,000  REFCORP STRIPS - COUPON, 4.98%, 7/15/11                  6,688,320
     6,715,000  STRIPS - COUPON, 4.17%, 8/15/11                          6,270,769
    18,000,000  STRIPS - PRINCIPAL, 4.48%, 8/15/11                      16,882,344
    29,287,000  REFCORP STRIPS - COUPON, 4.80%, 10/15/11                27,328,521
     1,000,000  STRIPS - COUPON, 4.28%, 11/15/11                           937,995
                                                                      ------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $248,674,739)                                                    266,049,900
                                                                      ------------

Zero-Coupon U.S. Government Agency Securities(1) -- 15.8%

     5,299,000  Government Trust Certificates, 2.71%, 4/1/09             5,207,216
     4,000,000  FNMA STRIPS - COUPON, 3.23%, 11/15/09                    3,880,500
     2,291,000  FNMA STRIPS - COUPON, 3.03%, 1/15/10                     2,216,119
     3,244,000  FICO STRIPS - COUPON, 4.27%, 4/6/10                      3,121,422
     4,000,000  FNMA STRIPS - COUPON, 2.42%, 5/15/10                     3,837,104
     7,552,000  Government Trust Certificates, 2.83%, 5/15/10            7,254,927
     2,805,000  FICO STRIPS - COUPON, 6.09%, 5/30/10                     2,688,595
     1,231,000  FHLMC STRIPS - COUPON, 4.16%, 9/15/10                    1,172,992
     2,000,000  FICO STRIPS - COUPON, 5.01%, 9/26/10                     1,904,262
     2,800,000  FICO STRIPS - COUPON, 4.42%, 10/6/10                     2,664,147
     7,000,000  FICO STRIPS - COUPON, 6.11%, 11/11/10                    6,644,203
     2,381,000  Government Trust Certificates, 5.11%, 11/15/10           2,263,460
     4,403,000  Government Trust Certificates, 5.38%, 11/15/10           4,185,642

------

Target 2010

Principal Amount                                                             Value

   $ 2,973,000  FICO STRIPS - COUPON, 4.77%, 12/6/10                   $ 2,813,891
                                                                      ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $47,396,370)                                                      49,854,480
                                                                      ------------

Temporary Cash Investments -- 0.3%

       915,000  FNMA Discount Notes, 1.35%, 4/1/08(2)
(Cost $915,000)                                                            915,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $296,986,109)                                                    316,819,380
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                   (261,267)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $316,558,113
                                                                      ============

Notes to Schedule of Investments

AID = Agency for International Development

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

PERFORMANCE
Target 2015

Total Returns as of March 31, 2008
                                             Average Annual Returns
                                                    10        Since     Inception
                      6 months(1)  1 year  5 years  years   Inception      Date

INVESTOR CLASS          12.07%     15.47%   6.81%   7.84%     9.63%       9/1/86

11/15/15
STRIPS ISSUE            12.76%     16.25%   7.05%   8.36%    9.38%(2)       --

MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN
INDEX(3)                10.09%     13.29%   6.21%   7.43%    8.44%(2)       --

Advisor Class           11.92%     15.17%   6.54%     --      8.64%      7/23/99

(1) Total returns for periods less than one year are not annualized.

(2) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made March 31, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2015

Lead Portfolio Managers: Seth Plunkett and Bob Gahagan
Macro Strategy Team Representative: Bob Gahagan

PERFORMANCE SUMMARY

Target 2015 returned 12.07%* for the six months ended March 31, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2015, returned 12.76%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio's return reflected the high-quality bias of the bond market during the reporting period. Our allocation to non-Treasury securities contributed to the performance lag relative to the benchmark. Treasury securities performed well, while other fixed-income sectors struggled with volatility and credit-related concerns. Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes gave the
Treasury zero-coupon market a boost. The portfolio and its benchmark posted six-month returns that were higher than their average annual returns since the fund's inception.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2015 invests --
primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped" and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or the difference in yield between government agency, or spread, securities and Treasury STRIPS. We do this by purchasing and selling government agency securities according to their trading relationships with Treasury STRIPS. These spreads widened during the six-month period, and as a result, the fund's government agency securities, along with our Resolution Funding Corporation (REFCORP) zeros (considered
Treasury equivalents), detracted from performance.

The flow of investor cash into the portfolio remained robust, particularly in the second half of the reporting period, requiring us to purchase Treasury securities in a rallying market. But these cash flows also enabled us to take advantage of the spread widening, which pushed prices lower on non-Treasury securities. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening
-- and higher prices. By prospectus mandate, we can invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of March was approximately 12% and our allocation to REFCORP zeros was 38%.

Portfolio at a Glance
                                                As of 3/31/08      As of 9/30/07

Anticipated Growth Rate (Investor Class)            2.82%              4.10%
Weighted Average Maturity Date                    10/15/15           10/11/15
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                                $113.22            $113.32

(1) See graph on page 10.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Target 2015

We monitored the relationship between principal (which represent the principal payments of stripped bonds) and coupon zeros (representing the interest payments of stripped bonds). Late in the reporting period, we slightly reduced the portfolio's exposure to principal zeros, taking profits on their modest price gains relative to coupon zeros.

OUTLOOK

Target 2015 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. For example, throughout the reporting period, the Fund's anticipated value at maturity (AVM) remained steady, falling only $0.10. The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/de-leveraging process now occurring in the financial markets is healthy and necessary, but rarely orderly, likely leading to more volatility.
We expect this environment to continue to favor the Treasury sector. We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in the Portfolio
                                              % of net assets     % of net assets
                                               as of 3/31/08       as of 9/30/07

Treasury STRIPS                                    42.3%               30.7%
REFCORP STRIPS                                     37.6%               45.9%
Other Treasurys                                     7.7%               9.4%
TOTAL TREASURYS & EQUIVALENTS                      87.6%               86.0%
Govt. Agency STRIPS                                11.8%               13.1%
Temporary Cash Investments                          0.2%               0.8%
Other Assets and Liabilities                        0.4%               0.1%

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

SCHEDULE OF INVESTMENTS
Target 2015

MARCH 31, 2008 (UNAUDITED)

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 87.6%

      $ 51,000  Federal Judiciary, 4.94%, 2/15/14                          $42,843
     1,000,000  STRIPS - COUPON, 4.57%, 2/15/14                            849,844
     1,404,000  REFCORP STRIPS - COUPON, 4.55%, 4/15/14                  1,179,194
    11,000,000  STRIPS - COUPON, 3.51%, 5/15/14                          9,233,455
       184,000  REFCORP STRIPS - COUPON, 4.82%, 10/15/14                   151,017
     2,600,000  AID (Israel), 4.77%, 11/1/14                             2,112,973
     1,000,000  STRIPS - COUPON, 4.89%, 11/15/14                           821,569
     2,500,000  STRIPS - PRINCIPAL, 4.85%, 11/15/14                      2,084,995
    14,810,000  REFCORP STRIPS - COUPON, 6.72%, 1/15/15                 11,976,906
     5,485,000  Federal Judiciary, 4.78%, 2/15/15                        4,374,238
     1,850,000  STRIPS - COUPON, 9.22%, 2/15/15                          1,495,451
    15,000,000  STRIPS - PRINCIPAL, 3.96%, 2/15/15                      12,133,485
     4,292,000  AID (Israel), 4.72%, 3/15/15                             3,410,466
    27,560,000  REFCORP STRIPS - COUPON, 8.09%, 4/15/15                 21,977,860
    10,000,000  AID (Israel), 4.72%, 5/1/15                              7,895,020
     2,350,000  AID (Israel), 4.72%, 5/15/15                             1,851,690
     4,408,000  STRIPS - COUPON, 4.13%, 5/15/15                          3,520,899
    28,469,000  REFCORP STRIPS - COUPON, 8.17%, 7/15/15                 22,408,263
     7,021,000  Federal Judiciary, 4.78%, 8/15/15                        5,460,049
     5,928,000  STRIPS - COUPON, 6.30%, 8/15/15                          4,677,394
     2,000,000  STRIPS - PRINCIPAL, 4.89%, 8/15/15                       1,584,954
    25,598,000  REFCORP STRIPS - COUPON, 8.23%, 10/15/15                19,860,643
    36,481,000  STRIPS - COUPON, 5.82%, 11/15/15                        28,383,604
    15,000,000  STRIPS - PRINCIPAL, 4.80%, 11/15/15                     11,705,625
     4,159,000  REFCORP STRIPS - COUPON, 5.15%, 1/15/16                  3,181,032
        10,000  Federal Judiciary, 5.42%, 2/15/16                            7,563
    20,000,000  STRIPS - COUPON, 6.24%, 2/15/16                         15,361,660

Principal Amount                                                             Value

   $ 5,500,000  STRIPS - PRINCIPAL, 3.69%, 2/15/16                     $ 4,244,125
    26,200,000  STRIPS - COUPON, 5.17%, 5/15/16                         19,781,341
    28,091,000  REFCORP STRIPS - COUPON, 8.23%, 7/15/16                 20,843,297
    10,500,000  STRIPS - COUPON, 4.44%, 8/15/16                          7,839,983
    28,742,000  REFCORP STRIPS - COUPON, 7.63%, 10/15/16                20,960,852
    17,000,000  STRIPS - COUPON, 4.80%, 11/15/16                        12,445,258
     2,000,000  STRIPS - PRINCIPAL, 4.74%, 11/15/16                      1,466,630
                                                                      ------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $233,322,444)                                                    285,324,178
                                                                      ------------

Zero-Coupon U.S. Government Agency Securities(1) -- 11.8%

     3,570,000  FICO STRIPS - COUPON, 5.00%, 4/6/14                      2,952,893
       150,000  TVA STRIPS - COUPON, 4.98%, 5/1/14                         123,023
        96,000  FICO STRIPS - COUPON, 5.08%, 5/2/14                         79,097
     3,821,000  FICO STRIPS - COUPON, 5.08%, 5/30/14                     3,135,921
        22,000  FICO STRIPS - COUPON, 4.97%, 10/5/14                        17,763
     5,000,000  FHLMC STRIPS - COUPON, 4.94%, 11/24/14                   4,009,434
       180,000  FICO STRIPS - COUPON, 5.00%, 11/30/14                      144,178
       136,000  FICO STRIPS - COUPON, 5.13%, 2/8/15                        107,518
     7,681,000  FICO STRIPS - COUPON, 6.78%, 2/8/15                      6,072,422
     3,038,000  FICO STRIPS - COUPON, 4.98%, 4/6/15                      2,381,145
     1,017,000  FICO STRIPS - COUPON, 5.76%, 4/6/15                        797,111
     3,750,000  FHLMC STRIPS - COUPON, 5.88%, 7/15/15                    2,897,513
     2,337,000  FNMA STRIPS - COUPON, 5.46%, 7/15/15                     1,805,758
        52,000  FICO STRIPS - COUPON, 5.47%, 11/2/15                        39,496
     2,000,000  FICO STRIPS - COUPON, 5.77%, 11/11/15                    1,516,812
       190,000  FICO STRIPS - COUPON, 5.16%, 12/6/15                       143,548
     5,125,000  FICO STRIPS - COUPON, 4.70%, 12/27/15                    3,859,766

------

Target 2015

Principal Amount                                                             Value

   $ 1,500,000  FHLMC STRIPS - COUPON, 5.45%, 1/15/16                  $ 1,126,553
     5,000,000  FICO STRIPS - COUPON, 6.42%, 6/6/16                      3,660,890
     5,000,000  FNMA STRIPS - COUPON, 4.31%, 11/15/16                    3,553,570
                                                                      ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $33,699,465)                                                      38,424,411
                                                                      ------------

Temporary Cash Investments -- 0.2%

       635,000  FNMA Discount Notes, 1.35%, 4/1/08(2)
(Cost $635,000)                                                            635,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $267,656,909)                                                    324,383,589
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.4%                                     1,386,977
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $325,770,566
                                                                      ============

Notes to Schedule of Investments

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

PERFORMANCE
Target 2020

Total Returns as of March 31, 2008
                                             Average Annual Returns
                                                    10        Since     Inception
                      6 months(1)  1 year  5 years  years   Inception      Date

INVESTOR CLASS          10.40%     12.90%   7.52%   7.96%     9.91%      12/29/89

11/15/20
STRIPS ISSUE            10.80%     13.44%   7.73%   8.45%    9.96%(2)       --

MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN
INDEX(3)                10.09%     13.29%   6.21%   7.43%    8.68%(2)       --

Advisor Class           10.26%     12.62%   7.26%     --      6.76%      10/19/98

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made March 31, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2020

Lead Portfolio Managers: Seth Plunkett and Bob Gahagan
Macro Strategy Team Representative: Bob Gahagan

PERFORMANCE SUMMARY

Target 2020 returned 10.40%* for the six months ended March 31, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2020, returned 10.80%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio's return reflected the high-quality bias of the bond market during the reporting period. Our allocation to non-Treasury securities contributed to the performance lag relative to the benchmark. Treasury securities performed well, while other fixed-income sectors struggled with volatility and credit-related concerns. Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes gave the
Treasury zero-coupon market a boost. The portfolio and its benchmark posted six-month returns that were higher than their average annual returns since the fund's inception.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2020 invests --
primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped" and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or the difference in yield between government agency, or spread, securities and Treasury STRIPS. We do this by purchasing and selling government agency securities according to their trading relationships with Treasury STRIPS. These spreads widened during the six-month period, and as a result, the fund's government agency securities, along with our Resolution Funding Corporation (REFCORP) zeros (considered
Treasury equivalents), detracted from performance.

The flow of investor cash into the portfolio remained robust, particularly in the second half of the reporting period, requiring us to purchase Treasury securities in a rallying market. But these cash flows also enabled us to take advantage of the spread widening, which pushed prices lower on non-Treasury securities. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening
-- and higher prices. By prospectus mandate, we can invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of March was approximately 5% and our allocation to REFCORP zeros was 49%.

Portfolio at a Glance
                                               As of 3/31/08      As of 9/30/07

Anticipated Growth Rate (Investor Class)           3.86%              4.47%
Weighted Average Maturity Date                    8/22/20            8/17/20
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                               $108.24            $107.97

(1) See graph on page 15.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Target 2020

We monitored the relationship between principal (which represent the principal payments of stripped bonds) and coupon zeros (representing the interest payments of stripped bonds). Late in the reporting period, we slightly reduced the portfolio's exposure to principal zeros, taking profits on their modest price gains relative to coupon zeros.

OUTLOOK

Target 2020 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. For example, throughout the reporting period, the Fund's anticipated value at maturity (AVM) remained fairly steady, increasing $0.27.
The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/de-leveraging process now occurring in the financial markets is healthy and necessary, but rarely orderly, likely leading to more volatility.
We expect this environment to continue to favor the Treasury sector. We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in the Portfolio
                                              % of net assets    % of net assets
                                               as of 3/31/08      as of 9/30/07

REFCORP STRIPS                                     48.9%              49.7%
Treasury STRIPS                                    41.4%              46.2%
Other Treasurys                                    4.3%                0.3%
TOTAL TREASURYS & EQUIVALENTS                      94.6%              96.2%
Govt. Agency STRIPS                                3.4%                1.9%
Other Govt. Agencys                                1.5%                1.8%
TOTAL GOVT. AGENCYS                                4.9%                3.7%
Temporary Cash Investments                         0.5%                0.3%
Other Assets and Liabilities                       --(1)              (0.2)%

(1) Category is less than 0.05% of total net assets.

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

SCHEDULE OF INVESTMENTS
Target 2020

MARCH 31, 2008 (UNAUDITED)

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 94.6%

   $ 7,000,000  REFCORP STRIPS - COUPON, 6.36%, 1/15/19                $ 4,438,539
       306,000  Federal Judiciary, 5.27%, 2/15/19                          191,658
     2,000,000  STRIPS - COUPON, 5.07%, 2/15/19                          1,279,626
     5,059,000  REFCORP STRIPS - COUPON, 4.61%, 4/15/19                  3,165,285
     1,000,000  STRIPS - COUPON, 5.26%, 5/15/19                            633,967
       339,000  Federal Judiciary, 5.67%, 8/15/19                          206,654
     1,000,000  STRIPS - COUPON, 5.26%, 8/15/19                            623,325
     6,000,000  STRIPS - PRINCIPAL, 4.91%, 8/15/19                       3,744,120
       630,000  REFCORP STRIPS - COUPON, 5.00%, 10/15/19                   382,284
    17,000,000  REFCORP STRIPS - PRINCIPAL, 4.61%, 10/15/19             10,323,386
    18,000,000  STRIPS - COUPON, 4.90%, 11/15/19                        11,053,422
    14,674,000  REFCORP STRIPS - COUPON, 8.53%, 1/15/20                  8,754,376
     3,500,000  STRIPS - COUPON, 4.83%, 2/15/20                          2,112,068
     7,299,000  REFCORP STRIPS - COUPON, 6.35%, 4/15/20                  4,286,732
    15,000,000  AID (Israel), 4.62%, 5/1/20                              8,713,470
       396,000  AID (Israel), 5.91%, 5/15/20                               229,496
    33,688,000  STRIPS - COUPON, 5.42%, 5/15/20                         20,042,406
     4,000,000  STRIPS - PRINCIPAL, 5.61%, 5/15/20                       2,385,424
    32,918,000  REFCORP STRIPS - COUPON, 8.41%, 7/15/20                 19,066,994
    73,144,000  REFCORP STRIPS - PRINCIPAL, 5.68%, 7/15/20              42,468,944
       115,000  Federal Judiciary, 6.19%, 8/15/20                           65,911
    11,135,000  STRIPS - COUPON, 4.79%, 8/15/20                          6,538,260
     3,500,000  STRIPS - PRINCIPAL, 6.21%, 8/15/20                       2,060,118
    13,091,000  REFCORP STRIPS - COUPON, 6.89%, 10/15/20                 7,468,376
     5,000,000  REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20              2,862,975
    35,907,000  STRIPS - COUPON, 6.28%, 11/15/20                        20,755,504

Principal Amount                                                             Value

   $36,789,000  REFCORP STRIPS - COUPON, 7.17%, 1/15/21               $ 20,685,167
    23,535,000  REFCORP STRIPS - PRINCIPAL, 5.82%, 1/15/21              13,285,437
       110,000  Federal Judiciary, 5.75%, 2/15/21                           61,179
    17,000,000  STRIPS - COUPON, 5.68%, 2/15/21                          9,696,035
     5,000,000  AID (Israel), 4.40%, 5/15/21                             2,731,360
    19,000,000  STRIPS - COUPON, 5.44%, 5/15/21                         10,691,718
     2,000,000  STRIPS - PRINCIPAL, 5.85%, 5/15/21                       1,128,338
    17,000,000  STRIPS - COUPON, 4.93%, 8/15/21                          9,437,329
    17,000,000  STRIPS - COUPON, 4.67%, 11/15/21                         9,309,217
     8,775,000  STRIPS - PRINCIPAL, 5.43%, 11/15/21                      4,811,605
                                                                      ------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $225,020,127)                                                    265,690,705
                                                                      ------------

Zero-Coupon U.S. Government Agency Securities(1) -- 4.9%

       535,000  FICO STRIPS - COUPON, 5.81%, 4/5/19                        331,697
        11,000  TVA STRIPS - COUPON, 5.66%, 5/1/19                           6,673
     5,700,000  FICO STRIPS - COUPON, 4.64%, 9/26/19                     3,434,096
         9,000  TVA STRIPS - COUPON, 5.70%, 11/1/19                          5,279
     6,250,000  FHLMC STRIPS - COUPON, 6.30%, 1/15/20                    3,639,519
     7,683,000  Government Trust Certificates, 5.76%, 4/1/21             4,178,637
     4,290,000  FNMA STRIPS - COUPON, 4.63%, 5/15/21                     2,305,141
                                                                      ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $12,696,801)                                                      13,901,042
                                                                      ------------

Temporary Cash Investments -- 0.5%

     1,264,000  FNMA Discount Notes, 1.35%, 4/1/08(2)                            0
(Cost $1,264,000)                                                         1,264,00
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $238,980,928)                                                    280,855,747
                                                                      ------------
OTHER ASSETS AND LIABILITIES(3)                                           (71,621)
                                                                      ------------
TOTAL NET ASSETS - 100.0%                                             $280,784,126
                                                                      ============

------

Target 2020

Notes to Schedule of Investments

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

PERFORMANCE
Target 2025

Total Returns as of March 31, 2008
                                              Average Annual Returns
                       6                    5       10        Since     Inception
                       months(1)   1 year   years   years   Inception      Date

INVESTOR CLASS           9.21%     11.63%   8.31%   8.30%     9.18%      2/15/96

FUND BENCHMARK(2)        10.03%    12.61%   8.41%   8.66%    9.71%(3)       --

MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(4)    10.09%    13.29%   6.21%   7.43%    7.84%(3)       --

Advisor Class            9.08%     11.35%   8.04%     --      7.64%       6/1/98

(1) Total returns for periods less than one year are not annualized.

(2) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
Advisor Class benchmark has been 11/15/25 STRIPS issue since the class's inception.

(3) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(4) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over 10 Years

$10,000 investment made March 31, 1998

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Target 2025

Lead Portfolio Managers: Seth Plunkett and Bob Gahagan
Macro Strategy Team Representative: Bob Gahagan

PERFORMANCE SUMMARY

Target 2025 returned 9.21%* for the six months ended March 31, 2008. By comparison, the fund's benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2025, returned 10.03%. The fund's returns are reduced by operating expenses, while those of the benchmark are not.

The portfolio's return reflected the high-quality bias of the bond market during the reporting period. Our allocation to non-Treasury securities contributed to the performance lag relative to the benchmark. Treasury securities performed well, while other fixed-income sectors struggled with volatility and credit-related concerns. Additionally, Treasury zero-coupon bonds, whose investment performance the portfolio intends to mimic, have a higher degree of price sensitivity to interest-rate changes than coupon-paying bonds of similar maturities. Given the declining interest rate environment during the reporting period, this sensitivity to rate changes gave the
Treasury zero-coupon market a boost. The portfolio and its benchmark posted six-month returns that were higher than their average annual returns since the fund's inception.

PORTFOLIO STRATEGY

We continued to look for what we believed were attractive relative values among the universe of zero-coupon bonds in which Target 2025 invests --
primarily Treasury and Treasury-equivalent STRIPS. STRIPS, which are direct obligations of the U.S. government, are Treasury securities "stripped" and packaged into their component parts, including the series of coupon payments and the ultimate principal repayment.

We seek to take advantage of spread movements, or the difference in yield between government agency, or spread, securities and Treasury STRIPS. We do this by purchasing and selling government agency securities according to their trading relationships with Treasury STRIPS. These spreads widened during the six-month period, and as a result, the fund's government agency securities, along with our Resolution Funding Corporation (REFCORP) zeros (considered
Treasury equivalents), detracted from performance.

The flow of investor cash into the portfolio remained robust, particularly in the second half of the reporting period, requiring us to purchase Treasury securities in a rallying market. But these cash flows also enabled us to take advantage of the spread widening, which pushed prices lower on non-Treasury securities. In particular, we were able to purchase government agency securities at attractive prices, in anticipation of eventual spread tightening
-- and higher prices. By prospectus mandate, we can invest up to 20% of the portfolio's assets in agencies. Our agency allocation at the end of March was approximately 14% and our allocation to REFCORP zeros was 42%.

Portfolio at a Glance
                                                 As of 3/31/08     As of 9/30/07

Anticipated Growth Rate (Investor Class)             4.15%             4.54%
Weighted Average Maturity Date                      8/23/25           8/23/25
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                                 $117.78           $117.85

(1) See graph on page 20.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Target 2025

We monitored the relationship between principal (which represent the principal payments of stripped bonds) and coupon zeros (representing the interest payments of stripped bonds). Late in the reporting period, we slightly reduced the portfolio's exposure to principal zeros, taking profits on their modest price gains relative to coupon zeros.

OUTLOOK

Target 2025 can offer a fairly predictable rate of return over a long-term time frame by investing primarily in zero-coupon U.S. Treasury securities and their equivalents. For example, throughout the reporting period, the Fund's anticipated value at maturity (AVM) remained steady, falling only $0.07. The portfolio can perform well during periods of economic weakness and declining interest rates, but its short-term performance can vary widely and is susceptible to price declines when interest rates rise.

The unwinding/de-leveraging process now occurring in the financial markets is healthy and necessary, but rarely orderly, likely leading to more volatility.
We expect this environment to continue to favor the Treasury sector. We plan to maintain our focus on identifying the best relative values within the portfolio's zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction and attribution analysis, while tracking long-term market trends to help us identify attractively priced securities.

Types of Investments in the Portfolio
                                             % of net assets   % of net assets as
                                              as of 3/31/08        of 9/30/07

Treasury STRIPS                                   44.1%               43.5%
REFCORP STRIPS                                    41.8%               42.1%
TOTAL TREASURYS & EQUIVALENTS                     85.9%               85.6%
Govt. Agency STRIPS                               13.7%               14.2%
Temporary Cash Investments                         0.5%               0.4%
Other Assets and Liabilities                      (0.1)%             (0.2)%

Share Price vs. Anticipated Value at Maturity (Investor Class)
Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

SCHEDULE OF INVESTMENTS
Target 2025

MARCH 31, 2008 (UNAUDITED)

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities and Equivalents(1) -- 85.9%

   $ 4,650,000  REFCORP STRIPS - COUPON, 6.56%, 1/15/24                $ 2,226,188
    10,000,000  STRIPS - COUPON, 5.45%, 2/15/24                          4,858,510
     1,560,000  REFCORP STRIPS - COUPON, 6.66%, 4/15/24                    737,418
    17,000,000  STRIPS - COUPON, 4.96%, 5/15/24                          8,153,234
       926,000  REFCORP STRIPS - COUPON, 7.10%, 7/15/24                    431,956
    13,000,000  STRIPS - COUPON, 5.52%, 8/15/24                          6,154,330
    12,184,000  REFCORP STRIPS - COUPON, 5.41%, 10/15/24                 5,608,344
    16,800,000  STRIPS - COUPON, 5.23%, 11/15/24                         7,850,237
     3,600,000  STRIPS - PRINCIPAL, 6.08%, 11/15/24                      1,690,412
    24,097,000  REFCORP STRIPS - COUPON, 6.37%, 1/15/25                 10,956,544
    17,000,000  STRIPS - COUPON, 5.28%, 2/15/25                          7,853,303
    14,500,000  STRIPS - PRINCIPAL, 5.51%, 2/15/25                       6,731,625
    23,013,000  REFCORP STRIPS - COUPON, 6.56%, 4/15/25                 10,341,582
    31,175,000  STRIPS - COUPON, 5.13%, 5/15/25                         14,237,716
    52,792,000  REFCORP STRIPS - COUPON, 5.63%, 7/15/25                 23,420,643
    29,764,000  STRIPS - COUPON, 5.01%, 8/15/25                         13,415,855
    12,850,000  STRIPS - PRINCIPAL, 5.63%, 8/15/25                       5,821,603
    23,493,000  REFCORP STRIPS - COUPON, 6.57%, 10/15/25                10,294,727
    35,420,000  STRIPS - COUPON, 5.35%, 11/15/25                        15,783,187
    34,380,000  REFCORP STRIPS - COUPON, 6.61%, 1/15/26                 14,872,169
    26,299,000  STRIPS - COUPON, 5.42%, 2/15/26                         11,565,038
       750,000  STRIPS - PRINCIPAL, 5.69%, 2/15/26                         331,547
    57,941,000  REFCORP STRIPS - COUPON, 5.93%, 4/15/26                 24,785,015
    24,991,000  STRIPS - COUPON, 5.12%, 5/15/26                         10,883,531

Principal Amount                                                             Value

   $31,767,000  REFCORP STRIPS - COUPON, 7.29%, 7/15/26               $ 13,437,854
    20,600,000  STRIPS - COUPON, 5.30%, 8/15/26                          8,868,959
    11,739,000  REFCORP STRIPS - COUPON, 7.35%, 10/15/26                 4,907,689
    10,000,000  STRIPS - COUPON, 5.08%, 11/15/26                         4,256,230
                                                                      ------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $210,817,825)                                                    250,475,446
                                                                      ------------

Zero-Coupon U.S. Government Agency Securities(1) -- 13.7%

     4,664,000  FNMA STRIPS - COUPON, 5.73%, 1/15/24                     2,145,897
        10,000  FNMA STRIPS - COUPON, 6.14%, 4/8/24                          4,543
     1,000,000  TVA STRIPS - COUPON, 6.58%, 5/1/24                         447,782
        42,000  FHLMC STRIPS - COUPON, 5.45%, 9/15/24                       18,597
    20,725,000  FNMA STRIPS - COUPON, 5.65%, 11/15/24                    9,086,525
       247,000  FNMA STRIPS - COUPON, 5.30%, 1/15/25                       107,345
     8,593,000  FHLMC STRIPS - COUPON, 5.18%, 3/15/25                    3,701,641
     1,193,000  FHLMC STRIPS - COUPON, 5.42%, 3/15/25                      513,959
     1,838,000  FNMA STRIPS - COUPON, 5.11%, 5/15/25                       784,850
     7,162,000  FHLMC STRIPS - COUPON, 5.05%, 9/15/25                    2,999,252
       511,000  FHLMC STRIPS - COUPON, 5.29%, 9/15/25                      213,993
     1,162,000  TVA STRIPS - COUPON, 6.08%, 11/1/25                        480,154
     9,188,000  TVA STRIPS - PRINCIPAL, 5.70%, 11/1/25                   3,813,405
    15,228,000  FNMA STRIPS - COUPON, 5.74%, 11/15/25                    6,321,097
    10,000,000  FHLMC STRIPS - COUPON, 5.35%, 12/11/25                   4,132,730
       841,000  FNMA STRIPS - COUPON, 5.10%, 1/15/26                       345,591
    12,013,000  FHLMC STRIPS - COUPON, 5.71%, 3/15/26                    4,892,450
                                                                      ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $36,784,480)                                                      40,009,811
                                                                      ------------

------

Target 2025

Principal Amount                                                             Value

Temporary Cash Investments -- 0.5%

   $ 1,430,000  FNMA Discount Notes, 1.35%, 4/1/08(2)
(Cost $1,430,000)                                                      $ 1,430,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $249,032,305)                                                    291,915,257
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                   (163,269)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $291,751,988
                                                                      ============

Notes to Schedule of Investments

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------

                                                   Expenses Paid
                    Beginning         Ending       During Period*
                  Account Value   Account Value      10/1/07 -        Annualized
                     10/1/07         3/31/08          3/31/08       Expense Ratio*
Target 2010

ACTUAL

Investor Class        $1,000        $1,074.20          $2.96            0.57%

Advisor Class         $1,000        $1,072.80          $4.25            0.82%

HYPOTHETICAL

Investor Class        $1,000        $1,022.15          $2.88            0.57%

Advisor Class         $1,000        $1,020.90          $4.14            0.82%

Target 2015

ACTUAL

Investor Class        $1,000        $1,120.70          $3.02            0.57%

Advisor Class         $1,000        $1,119.20          $4.34            0.82%

HYPOTHETICAL

Investor Class        $1,000        $1,022.15          $2.88            0.57%

Advisor Class         $1,000        $1,020.90          $4.14            0.82%

Target 2020

ACTUAL

Investor Class        $1,000        $1,104.00          $3.00            0.57%

Advisor Class         $1,000        $1,102.60          $4.31            0.82%

HYPOTHETICAL

Investor Class        $1,000        $1,022.15          $2.88            0.57%

Advisor Class         $1,000        $1,020.90          $4.14            0.82%

Target 2025

ACTUAL

Investor Class        $1,000        $1,092.10          $2.98            0.57%

Advisor Class         $1,000        $1,090.80          $4.29            0.82%

HYPOTHETICAL

Investor Class        $1,000        $1,022.15          $2.88            0.57%

Advisor Class         $1,000        $1,020.90          $4.14            0.82%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2008 (UNAUDITED)
                          Target 2010    Target 2015    Target 2020    Target 2025
ASSETS

Investment
securities, at value
(cost of
$296,986,109,
$267,656,909,
$238,980,928 and
$249,032,305,
respectively)            $316,819,380   $324,383,589   $280,855,747   $291,915,257

Cash                               --      3,928,653         62,698             --
                         ------------   ------------   ------------   ------------
                          316,819,380    328,312,242    280,918,445    291,915,257
                         ------------   ------------   ------------   ------------
LIABILITIES

Disbursements in
excess of demand
deposit cash                  110,327             --             --         13,765

Payable for
investments purchased              --      2,388,090             --             --

Accrued
management fees               148,286        148,924        130,844        139,867

Distribution and
service fees payable            2,654          4,662          3,475          9,637
                         ------------   ------------   ------------   ------------
                              261,267      2,541,676        134,319        163,269
                         ------------   ------------   ------------   ------------

NET ASSETS               $316,558,113   $325,770,566   $280,784,126   $291,751,988
                         ============   ============   ============   ============
NET ASSETS
CONSIST OF:

Capital paid in          $293,262,460   $265,998,889   $232,087,090   $256,489,384

Undistributed net
investment income           2,723,486      3,216,323      2,926,207      2,830,062

Accumulated
undistributed
net realized
gain (loss)
on investment
transactions                  738,896      (171,326)      3,896,010   (10,450,410)

Net unrealized
appreciation on
investments                19,833,271     56,726,680     41,874,819     42,882,952
                         ------------   ------------   ------------   ------------
                         $316,558,113   $325,770,566   $280,784,126   $291,751,988
                         ============   ============   ============   ============

INVESTOR CLASS

Net assets               $303,514,966   $302,774,627   $263,104,021   $245,993,543

Shares outstanding          2,967,170      3,303,267      3,903,064      4,270,180

Net asset value per
share                         $102.29         $91.66         $67.41         $57.61

ADVISOR CLASS

Net assets                $13,043,147    $22,995,939    $17,680,105    $45,758,445

Shares outstanding            130,436        256,309        268,292        813,490

Net asset value per
share                         $100.00         $89.72         $65.90         $56.25

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
                            Target 2010   Target 2015    Target 2020   Target 2025
INVESTMENT INCOME (LOSS)

INCOME:

Interest                    $ 6,168,177   $ 6,922,200    $ 6,051,621   $ 6,530,579
                            -----------   -----------    -----------   -----------
EXPENSES:

Management fees                 761,777       755,932        691,931       757,430

Distribution fees --
Advisor Class                     3,944         4,705          5,080        12,739

Service fees -- Advisor
Class                             3,944         4,705          5,080        12,739

Distribution and service
fees -- Advisor Class             9,156        14,450         11,923        31,228

Trustees' fees
and expenses                      7,391         7,200          6,574         7,510
Other expenses                      716           518          4,203           373
                            -----------   -----------    -----------   -----------
                                786,928       787,510        724,791       822,019
                            -----------   -----------    -----------   -----------

NET INVESTMENT
INCOME (LOSS)                 5,381,249     6,134,690      5,326,830     5,708,560
                            -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)
on investment
transactions                    768,546       696,595      3,973,647       537,757

Change in net unrealized
appreciation
(depreciation) on
investments                  12,694,067    23,656,408     14,157,200    16,604,248
                            -----------   -----------    -----------   -----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)                  13,462,613    24,353,003     18,130,847    17,142,005
                            -----------   -----------    -----------   -----------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS             $18,843,862   $30,487,693    $23,457,677   $22,850,565
                            ===========   ===========    ===========   ===========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2007
                                         Target 2010                   Target 2015
Increase (Decrease)
in
Net Assets                       2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                    $ 5,381,249   $ 10,155,253    $ 6,134,690   $ 10,595,791

Net realized
gain (loss)                   768,546      3,082,532        696,595        392,362

Change in net
unrealized
appreciation
(depreciation)             12,694,067      (935,803)     23,656,408      (722,995)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                 18,843,862     12,301,982     30,487,693     10,265,158
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class           (9,811,968)    (9,848,654)   (10,360,287)    (9,718,516)

 Advisor Class              (358,854)      (302,156)      (552,615)      (209,485)

From net
realized gains:

 Investor Class           (2,947,151)      (545,451)             --             --

 Advisor Class              (114,834)       (17,668)             --             --
                         ------------   ------------   ------------   ------------
Decrease in net
assets from
distributions            (13,232,807)   (10,713,929)   (10,912,902)    (9,928,001)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in
net assets from
capital share
transactions               51,111,713     36,606,618     68,767,017     37,404,505
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                 56,722,768     38,194,671     88,341,808     37,741,662

NET ASSETS

Beginning of period       259,835,345    221,640,674    237,428,758    199,687,096
                         ------------   ------------   ------------   ------------
End of period            $316,558,113   $259,835,345   $325,770,566   $237,428,758
                         ============   ============   ============   ============
Undistributed net
investment income          $2,723,486     $7,513,059     $3,216,323     $7,994,535
                         ============   ============   ============   ============

See Notes to Financial Statements.

------

SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2007
                                         Target 2020                   Target 2025
Increase (Decrease)
in Net Assets                    2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                    $ 5,326,830    $ 9,494,187    $ 5,708,560   $ 13,694,095

Net realized
gain (loss)                 3,973,647      4,065,760        537,757    (7,208,337)

Change in net
unrealized
appreciation
(depreciation)             14,157,200    (8,202,279)     16,604,248    (1,888,396)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                 23,457,677      5,357,668     22,850,565      4,597,362
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class           (8,894,385)    (8,398,707)   (11,515,584)   (12,236,012)

 Advisor Class              (516,908)      (464,362)    (1,527,799)    (1,029,398)

From net
realized gains:

 Investor Class           (3,889,092)      (926,281)             --             --

 Advisor Class              (240,140)       (54,308)             --             --
                         ------------   ------------   ------------   ------------
Decrease in net
assets from
distributions            (13,540,525)    (9,843,658)   (13,043,383)   (13,265,410)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in
net assets from
capital share
transactions               60,386,250     13,990,611     26,878,310   (64,126,474)
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                 70,303,402      9,504,621     36,685,492   (72,794,522)

NET ASSETS

Beginning of period       210,480,724    200,976,103    255,066,496    327,861,018
                         ------------   ------------   ------------   ------------
End of period            $280,784,126   $210,480,724   $291,751,988   $255,066,496
                         ============   ============   ============   ============
Undistributed net
investment income          $2,926,207     $7,010,670     $2,830,062    $10,164,885
                         ============   ============   ============   ============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2010 Fund (Target 2010), Target 2015 Fund (Target 2015), Target
2020 Fund (Target 2020), and Target 2025 Fund (Target 2025) (collectively, the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest return consistent with investment in U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in
AAA-rated zero-coupon U.S. government agency securities. Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007 and August 24, 2007, the Advisor Class shareholders of the funds approved a change to the class's fee structure. The change was approved by the Board of Trustees on December 8, 2006. Effective December 3, 2007, the
fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.2425% to 0.3600% and the rates for the
Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor
Class. Prior to December 3, 2007, the Advisor Class was 0.2500% less at each point within the Complex Fee range. The effective annual management fee for
Target 2010, Target 2020, and Target 2025 for the six months ended March 31,
2008 was 0.56% and 0.49% for the Investor Class and Advisor Class,
respectively. The effective annual management fee for Target 2015 for the six months ended March 31, 2008 was 0.56% and 0.50% for the Investor Class and
Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Individual Shareholder Services Plan (the plan) for the
Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS)
an annual distribution and service fee of 0.25%. Prior to December 3, 2007, the Board of Trustees had adopted a Master Distribution and Shareholder
Services Plan for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act, which provided that the Advisor Class would pay ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended March 31, 2008, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services, LLC.

Prior to December 12, 2007, the funds had a bank line of credit agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2008, were as follows:

                           Target 2010    Target 2015    Target 2020   Target 2025

Purchases                  $70,160,863    $66,234,370   $109,893,566   $49,329,045

Proceeds from sales        $30,174,864     $9,178,710    $64,655,613   $37,229,846

------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                    Six months ended                    Year ended
                                      March 31, 2008            September 30, 2007
                              Shares          Amount        Shares          Amount
Target 2010

INVESTOR CLASS

Sold                         860,371    $ 86,533,041     1,023,439    $ 95,210,860

Issued in
reinvestment of
distributions                134,135      12,416,966       117,357      10,138,460

Redeemed                   (520,583)    (51,320,820)     (784,978)    (72,147,184)

Reverse share split        (137,636)              --     (120,169)              --
                        ------------    ------------  ------------   -------------
                             336,287      47,629,187       235,649      33,202,136
                        ------------    ------------  ------------   -------------
ADVISOR CLASS

Sold                          64,484       6,272,491        64,053       5,814,921

Issued in
reinvestment of
distributions                  4,308         390,722         3,136         266,126

Redeemed                    (33,044)     (3,180,687)      (29,533)     (2,676,565)

Reverse share split          (5,176)              --       (3,738)              --
                        ------------    ------------  ------------   -------------
                              30,572       3,482,526        33,918       3,404,482
                        ------------    ------------  ------------   -------------
Net increase
(decrease)                   366,859    $ 51,111,713       269,567    $ 36,606,618
                        ============    ============  ============   =============

Target 2015

INVESTOR CLASS

Sold                         999,227    $ 87,938,021     1,206,887    $ 96,077,771

Issued in
reinvestment of
distributions                119,140       9,678,236       115,329       8,645,080

Redeemed                   (474,640)    (41,237,320)     (947,386)    (74,413,057)

Reverse share split        (127,178)              --     (128,955)              --
                        ------------    ------------  ------------   -------------
                             516,549      56,378,937       245,875      30,309,794
                        ------------    ------------  ------------   -------------
ADVISOR CLASS

Sold                         165,846      14,277,479       100,735       7,837,539

Issued in
reinvestment of
distributions                  5,262         419,362         2,000         147,481

Redeemed                    (26,520)     (2,308,761)      (11,477)       (890,309)

Reverse share split          (6,865)              --       (2,801)              --
                        ------------    ------------  ------------   -------------
                             137,723      12,388,080        88,457       7,094,711
                        ------------    ------------  ------------   -------------
Net increase
(decrease)                   654,272    $ 68,767,017       334,332    $ 37,404,505
                        ============    ============  ============   =============

Target 2020

INVESTOR CLASS

Sold                       1,813,817    $118,720,898     2,083,071    $124,927,643
Issued in
reinvestment of
distributions                205,911      12,323,993       157,015       8,945,099

Redeemed                 (1,173,643)    (77,077,520)   (2,064,998)   (122,216,420)

Reverse share split        (213,121)              --     (163,359)              --
                        ------------    ------------  ------------   -------------
                             632,964      53,967,371        11,729      11,656,322
                        ------------    ------------  ------------   -------------
ADVISOR CLASS

Sold                         144,097       9,313,708       133,286       7,738,555

Issued in
reinvestment of
distributions                  9,758         572,090         7,015         392,627

Redeemed                    (53,929)     (3,466,919)      (99,120)     (5,796,893)

Reverse share split         (12,724)              --       (9,161)              --
                        ------------    ------------  ------------   -------------
                              87,202       6,418,879        32,020       2,334,289
                        ------------    ------------  ------------   -------------
Net increase
(decrease)                   720,166    $ 60,386,250        43,749    $ 13,990,611
                        ============    ============  ============   =============

------

                                   Six months ended                     Year ended
                                     March 31, 2008             September 30, 2007
                              Shares         Amount         Shares          Amount
Target 2025

INVESTOR CLASS

Sold                       1,498,648   $ 84,582,253      3,039,320   $ 157,087,180

Issued in
reinvestment of
distributions                212,571     11,064,985        223,367      11,166,145

Redeemed                 (1,511,898)   (84,798,388)    (4,666,650)   (240,177,935)

Reverse share split        (220,773)             --      (243,843)              --
                        ------------   ------------   ------------   -------------
                            (21,452)     10,848,850    (1,647,806)    (71,924,610)
                        ------------   ------------   ------------   -------------
ADVISOR CLASS

Sold                         333,198     18,704,657        328,648      16,627,500

Issued in
reinvestment of
distributions                 25,644      1,306,321         18,397         902,573

Redeemed                    (72,307)    (3,981,518)      (193,198)     (9,731,937)

Reverse share split         (29,769)             --       (20,875)              --
                        ------------   ------------   ------------   -------------
                             256,766     16,029,460        132,972       7,798,136
                        ------------   ------------   ------------   -------------
Net increase
(decrease)                   235,314   $ 26,878,310    (1,514,834)  $ (64,126,474)
                        ============   ============   ============   =============

5. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc. (ACGIM), have a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended
March 31, 2008.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

                          Target 2010    Target 2015    Target 2020    Target 2025
Federal tax cost of
investments              $297,000,384   $267,825,213   $239,055,852   $249,915,937
                         ============   ============   ============   ============
Gross tax
appreciation of
investments               $19,818,996    $56,558,376    $41,941,151    $42,001,360

Gross tax
depreciation of
investments                        --             --      (141,256)        (2,040)
                         ------------   ------------   ------------   ------------
Net tax appreciation
(depreciation) of
investments               $19,818,996    $56,558,376    $41,799,895    $41,999,320
                         ============   ============   ============   ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of September 30, 2007, Target 2015 and Target 2025 had accumulated capital losses of $(706,117) and $(1,945,492), respectively. These capital loss carryovers may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for Target 2015 expire in
2015. For Target 2025, capital loss carryovers of $(103,458) expire in 2014 and $(1,842,034) expire in 2015.

As of September 30, 2007, Target 2025 had capital loss deferrals of
$(8,303,866), which represent net capital losses incurred in the eleven-month period ended September 30, 2007. Target 2025 has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
Target 2010

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $95.23     $90.10     $87.97     $86.70     $84.49    $81.12
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income(2)                1.97       4.15       4.04       3.85       3.65      3.45

 Net Realized
 and Unrealized
 Gain (Loss)              5.09       0.98     (1.91)     (2.58)     (1.44)    (0.08)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               7.06       5.13       2.13       1.27       2.21      3.37
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (3.97)     (4.29)     (3.85)     (3.86)     (3.94)    (3.46)

 From Net
 Realized
 Gains                  (1.19)     (0.24)     (0.44)     (1.58)     (4.52)    (2.20)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (5.16)     (4.53)     (4.29)     (5.44)     (8.46)    (5.66)
                      --------   --------   --------   --------   --------  --------
Reverse
Share Split               5.16       4.53       4.29       5.44       8.46      5.66
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period          $102.29     $95.23     $90.10     $87.97     $86.70    $84.49
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)          7.42%      5.69%      2.42%      1.47%      2.62%     4.15%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.57%(4)      0.57%      0.57%      0.58%      0.58%     0.59%

Ratio of Net
Investment Income
to Average
Net Assets            3.99%(4)      4.52%      4.60%      4.39%      4.32%     4.21%

Portfolio Turnover
Rate                       11%        36%        23%        22%        15%       45%

Net Assets,
End of Period (in
thousands)            $303,515   $250,527   $215,810   $211,088   $215,621  $262,825

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2010

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $93.21     $88.41     $86.54     $85.50     $83.53     $80.41
                      --------   --------   --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income(2)                1.81       3.85       3.75       3.57       3.39       3.21

 Net Realized
 and Unrealized
 Gain (Loss)              4.98       0.95     (1.88)     (2.53)     (1.42)     (0.09)
                      --------   --------   --------   --------   --------   --------
 Total From
 Investment
 Operations               6.79       4.80       1.87       1.04       1.97       3.12
                      --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                 (3.73)     (4.06)     (3.63)     (3.64)     (3.72)     (3.27)

 From Net
 Realized
 Gains                  (1.19)     (0.24)     (0.44)     (1.58)     (4.52)     (2.20)
                      --------   --------   --------   --------   --------   --------
 Total
 Distributions          (4.92)     (4.30)     (4.07)     (5.22)     (8.24)     (5.47)
                      --------   --------   --------   --------   --------   --------
Reverse
Share Split               4.92       4.30       4.07       5.22       8.24       5.47
                      --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period          $100.00     $93.21     $88.41     $86.54     $85.50     $83.53
                      ========   ========   ========   ========   ========   ========

TOTAL RETURN(3)          7.28%      5.43%      2.16%      1.21%      2.36%      3.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.82%(4)      0.82%      0.82%      0.83%      0.83%      0.84%

Ratio of Net
Investment Income
to Average
Net Assets            3.74%(4)      4.27%      4.35%      4.14%      4.07%      3.96%

Portfolio Turnover
Rate                       11%        36%        23%        22%        15%        45%

Net Assets,
End of Period (in
thousands)             $13,043     $9,308     $5,830     $6,402     $5,096     $3,591

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2015

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $81.79     $77.69     $75.83     $72.10     $67.58    $64.60
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income(2)                1.99       3.95       3.70       3.49       3.35      3.09

 Net Realized
 and Unrealized
 Gain (Loss)              7.88       0.15     (1.84)       0.24       1.17    (0.11)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               9.87       4.10       1.86       3.73       4.52      2.98
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (3.62)     (3.82)     (3.29)     (3.21)     (3.64)    (2.84)

 From Net
 Realized Gains             --         --     (0.65)     (1.33)     (2.19)    (0.16)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (3.62)     (3.82)     (3.94)     (4.54)     (5.83)    (3.00)
                      --------   --------   --------   --------   --------  --------
Reverse
Share Split               3.62       3.82       3.94       4.54       5.83      3.00
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period           $91.66     $81.79     $77.69     $75.83     $72.10    $67.58
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)         12.07%      5.28%      2.46%      5.18%      6.69%     4.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.57%(4)      0.57%      0.57%      0.58%      0.58%     0.59%

Ratio of Net
Investment Income
to Average
Net Assets            4.58%(4)      5.01%      4.94%      4.68%      4.92%     4.72%

Portfolio Turnover
Rate                        3%        21%        15%         9%        12%       17%

Net Assets,
End of Period (in
thousands)            $302,775   $227,923   $197,387   $199,692   $156,287  $149,266

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2015

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $80.16     $76.33     $74.68     $71.19     $66.89    $64.10
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net Investment
 Income(2)                1.85       3.70       3.47       3.26       3.15      2.93

 Net Realized
 and Unrealized
 Gain (Loss)              7.71       0.13     (1.82)       0.23       1.15    (0.14)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               9.56       3.83       1.65       3.49       4.30      2.79
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (3.41)     (3.63)     (3.10)     (3.02)     (3.47)    (2.69)

 From Net
 Realized Gains             --         --     (0.65)     (1.33)     (2.19)    (0.16)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (3.41)     (3.63)     (3.75)     (4.35)     (5.66)    (2.85)
                      --------   --------   --------   --------   --------  --------
Reverse
Share Split               3.41       3.63       3.75       4.35       5.66      2.85
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period           $89.72     $80.16     $76.33     $74.68     $71.19    $66.89
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)         11.92%      5.01%      2.21%      4.90%      6.43%     4.35%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.82%(4)      0.82%      0.82%      0.83%      0.83%     0.84%

Ratio of Net
Investment Income
to Average
Net Assets            4.33%(4)      4.76%      4.69%      4.43%      4.67%     4.47%

Portfolio Turnover
Rate                        3%        21%        15%         9%        12%       17%

Net Assets,
End of Period (in
thousands)             $22,996     $9,506     $2,300     $1,295       $876      $498

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2020

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $61.06     $59.03     $58.06     $52.32     $48.19    $46.23
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income(2)                1.42       2.78       2.64       2.46       2.34      2.19

 Net Realized
 and Unrealized
 Gain (Loss)              4.93     (0.75)     (1.67)       3.28       1.79    (0.23)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               6.35       2.03       0.97       5.74       4.13      1.96
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (2.70)     (2.62)     (2.49)     (2.38)     (2.47)    (2.13)

 From Net
 Realized Gains         (1.18)     (0.29)     (0.55)     (0.97)     (2.63)    (3.37)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (3.88)     (2.91)     (3.04)     (3.35)     (5.10)    (5.50)
                      --------   --------   --------   --------   --------  --------
Reverse
Share Split               3.88       2.91       3.04       3.35       5.10      5.50
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period           $67.41     $61.06     $59.03     $58.06     $52.32    $48.19
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)         10.40%      3.44%      1.66%     10.97%      8.57%     4.24%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.57%(4)      0.57%      0.57%      0.58%      0.57%     0.59%

Ratio of Net
Investment Income
to Average
Net Assets            4.34%(4)      4.68%      4.65%      4.38%      4.83%     4.68%

Portfolio Turnover
Rate                       26%        49%        15%        10%        26%       45%

Net Assets,
End of Period (in
thousands)            $263,104   $199,658   $192,341   $179,410   $173,662  $180,656

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2020

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $59.77     $57.93     $57.12     $51.60     $47.65    $45.83
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income(2)                1.31       2.58       2.45       2.29       2.18      2.06
 Net Realized
 and Unrealized
 Gain (Loss)              4.82     (0.74)     (1.64)       3.23       1.77    (0.24)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               6.13       1.84       0.81       5.52       3.95      1.82
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (2.54)     (2.47)     (2.35)     (2.25)     (2.35)    (2.02)

 From Net
 Realized Gains         (1.18)     (0.29)     (0.55)     (0.97)     (2.63)    (3.37)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (3.72)     (2.76)     (2.90)     (3.22)     (4.98)    (5.39)
                      --------   --------   --------   --------   --------  --------
Reverse
Share Split               3.72       2.76       2.90       3.22       4.98      5.39
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period           $65.90     $59.77     $57.93     $57.12     $51.60    $47.65
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)         10.26%      3.18%      1.42%     10.70%      8.29%     3.97%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.82%(4)      0.82%      0.82%      0.83%      0.83%     0.84%

Ratio of Net
Investment Income
to Average
Net Assets            4.09%(4)      4.43%      4.40%      4.13%      4.57%     4.43%

Portfolio Turnover
Rate                       26%        49%        15%        10%        26%       45%

Net Assets,
End of Period (in
thousands)             $17,680    $10,823     $8,635    $10,417     $4,073    $3,048

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2025

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $52.74     $51.59     $51.07     $43.80     $39.67    $38.95
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income(2)                1.18       2.28       2.16       1.99       1.90      1.79

 Net Realized
 and Unrealized
 Gain (Loss)              3.69     (1.13)     (1.64)       5.28       2.23    (1.07)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               4.87       1.15       0.52       7.27       4.13      0.72
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (2.89)     (2.26)     (1.34)     (2.54)     (2.08)    (2.06)

 From Net
 Realized Gains             --         --     (0.35)     (6.03)     (2.17)    (2.36)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (2.89)     (2.26)     (1.69)     (8.57)     (4.25)    (4.42)
                      --------   --------   --------   --------   --------  --------
Reverse
Share Split               2.89       2.26       1.69       8.57       4.25      4.42
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period           $57.61     $52.74     $51.59     $51.07     $43.80    $39.67
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)          9.21%      2.25%      1.02%     16.61%     10.41%     1.85%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.57%(4)      0.57%      0.57%      0.58%      0.58%     0.59%

Ratio of Net
Investment Income
to Average
Net Assets            4.23%(4)      4.43%      4.40%      4.05%      4.74%     4.64%

Portfolio Turnover
Rate                       14%        29%        13%        26%        24%       22%

Net Assets,
End of Period (in
thousands)            $245,994   $226,358   $306,433   $191,326    $92,440  $151,701

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2025

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $51.57     $50.57     $50.18     $43.14     $39.18    $38.56
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income(2)                1.09       2.11       2.00       1.84       1.76      1.68

 Net Realized
 and Unrealized
 Gain (Loss)              3.59     (1.11)     (1.61)       5.20       2.20    (1.06)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations               4.68       1.00       0.39       7.04       3.96      0.62
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (2.75)     (2.13)     (1.21)     (2.43)     (1.97)    (1.97)

 From Net
 Realized Gains             --         --     (0.35)     (6.03)     (2.17)    (2.36)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (2.75)     (2.13)     (1.56)     (8.46)     (4.14)    (4.33)
                      --------   --------   --------   --------   --------  --------
Reverse
Share Split               2.75       2.13       1.56       8.46       4.14      4.33
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period           $56.25     $51.57     $50.57     $50.18     $43.14    $39.18
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)          9.08%      1.97%      0.77%     16.33%     10.11%     1.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.82%(4)      0.82%      0.82%      0.83%      0.83%     0.84%

Ratio of Net
Investment Income
to Average
Net Assets            3.98%(4)      4.18%      4.15%      3.80%      4.49%     4.39%

Portfolio Turnover
Rate                       14%        29%        13%        26%        24%       22%

Net Assets,
End of Period (in
thousands)             $45,758    $28,709    $21,428     $6,072       $578      $595

(1) Six months ended March 31, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITION

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund, from inception through January 1998, was the 8/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures August
15, 2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2025.

------

NOTES

------

[back cover]

[american century investments logo and text logo®]

CONTACT US

AMERICANCENTURY.COM
                                                                1-800-345-8765
AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .        1-800-345-2021 or
                                                                816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED                    1-800-345-3533
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0805
CL-SAN-60040S

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)       The  schedule  of  investments  is  included  as part of the report to stockholders filed under Item 1 of this Form.

(b)       Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:       /s/   Jonathan S. Thomas
         -----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    May 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:       /s/   Jonathan S. Thomas
         -----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    May 30, 2008

By:       /s/   Robert J. Leach
         -----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    May 30, 2008